DEFERRED INCOME TAX (Changes in Deferred Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax [Abstract]
Deferred tax assets, beginning balance	$ 1,542,565	$ 37,495
Acquisition of business (note 3)	0	1,327,232
Translation differences	(263,349)	(4,373)
Recognition of previously unrecognized tax losses	25,438	128,634
Charges directly to other comprehensive income	57,867	(48,854)
Deferred tax credit	(256,830)	102,431	$ 80,692
Deferred tax assets, ending balance	$ 1,105,691	$ 1,542,565	$ 37,495